Harding, Loevner Funds, Inc. (the “Fund”)

Supplement dated June 30, 2020 to the

Summary Prospectuses for Global Equity Portfolio (Institutional Class, Institutional Class Z and Advisor Class) and International Small Companies Portfolio (Institutional Class and Investor Class), each dated February 28, 2020, as supplemented (the “Summary Prospectuses”) and

Prospectus for Individual Investors, Prospectus for Institutional Investors, and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2020, as supplemented (the “Prospectuses”)

The Board of Directors of the Fund has approved a reduction in the management fee for each of the Global Equity Portfolio and International Small Companies Portfolio (together, the “Portfolios”). The reduction in the management fee becomes effective as of July 1, 2020 for the Global Equity Portfolio, and as of November 1, 2020 for the International Small Companies Portfolio.

Global Equity Portfolio – Institutional Class

Accordingly, effective July 1, 2020, the “Portfolio Summary—Portfolio Fees and Expenses” section of the Global Equity Portfolio’s Institutional Class Summary Prospectus and Prospectus is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%

Distribution (12b-1) Fees	None

Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.88%
Fee Waiver and/or Expense Reimbursement[2]	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.88%

1 Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

2 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.90% through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.

Example: This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
90	281	488	1084

International Small Companies Portfolio – Institutional Class

Accordingly, effective November 1, 2020, the “Portfolio Summary—Portfolio Fees and Expenses” section of the International Small Companies Portfolio’s Institutional Class Summary Prospectus and Prospectus is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%

Distribution (12b-1) Fees	None

Other Expenses	0.23%
Total Annual Portfolio Operating Expenses	1.23%
Fee Waiver and/or Expense Reimbursement[2]	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.15%

1 Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

2 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.15% through February 28, 2021. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.

Example: This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2021. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
117	382	668	1482

Global Equity Portfolio – Advisor Class

Accordingly, effective July 1, 2020, the “Portfolio Summary—Portfolio Fees and Expenses” section of the Global Equity Portfolio’s Advisor Class Summary Prospectus and Prospectus is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Advisor Class of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%

Distribution (12b-1) Fees	None

Other Expenses	0.32%
Total Annual Portfolio Operating Expenses	1.07%
Fee Waiver and/or Expense Reimbursement[2]	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.07%

1 Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

2 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Advisor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.20% through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.

Example: This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
109	340	590	1306

International Small Companies Portfolio – Investor Class

Accordingly, effective November 1, 2020, the “Portfolio Summary—Portfolio Fees and Expenses” section of the International Small Companies Portfolio’s Investor Class Summary Prospectus and Prospectus is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Portfolio.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%

Distribution (12b-1) Fees	0.25%

Other Expenses	0.30%
Total Annual Portfolio Operating Expenses	1.55%
Fee Waiver and/or Expense Reimbursement[2]	-0.15%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.40%

1 Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

2 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.40% through February 28, 2021. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.

Example: This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
143	475	831	1833

Global Equity Portfolio – Institutional Class Z

Accordingly, effective July 1, 2020, the “Portfolio Summary—Portfolio Fees and Expenses” section of the Global Equity Portfolio’s Institutional Class Z Summary Prospectus and Prospectus is deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold the Portfolio’s Institutional Class Z shares.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%

Distribution (12b-1) Fees	None

Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.83%
Fee Waiver and/or Expense Reimbursement[2]	-0.03%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.80%

1 Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

2 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.80% through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.

Example: This example is intended to help you compare the cost of investing in the Portfolio’s Institutional Class Z with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio’s Institutional Class Z shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
82	262	458	1023

Investors Should Retain this Supplement for Future Reference.

Harding, Loevner Funds, Inc. (the “Fund”)

Supplement dated June 30, 2020 to the

Statement of Additional Information, dated February 28, 2020, as supplemented (the “SAI”)

Disclosure Related to the Global Equity Portfolio (Institutional, Institutional Class Z and Advisor Classes) and International Small Companies Portfolio (Institutional and Investor Classes)

The Board of Directors of the Fund has approved a reduction in the management fee for each of the Global Equity Portfolio and International Small Companies Portfolio (together, the “Portfolios”). The reduction in the management fee becomes effective as of July 1, 2020 for the Global Equity Portfolio and as of November 1, 2020 for the International Small Companies Portfolio.

SAI

Accordingly, effective July 1, 2020, the row of the advisory fee table in the “Investment Adviser” section of the SAI corresponding to the Global Equity Portfolio shall appear as follows:

	Advisory fee payable by Portfolio to the Adviser (as a % of average daily net assets)
	First $1 billion of assets	Next $1 billion of assets	Next $1 billion of assets	Over $3 billion of assets	Over $4 billion of assets	Over $5 billion of assets
Global Equity	0.75%	0.73%	0.71%	0.69%	0.69%	0.69%

Accordingly, effective November 1, 2020, the row of the advisory fee table in the “Investment Adviser” section of the SAI corresponding to the International Small Companies Portfolio shall appear as follows:

	Advisory fee payable by Portfolio to the Adviser (as a % of average daily net assets)
	First $1 billion of assets	Next $1 billion of assets	Next $1 billion of assets	Over $3 billion of assets	Over $4 billion of assets	Over $5 billion of assets
Institutional Small Companies	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Investors Should Retain this Supplement for Future Reference.

Harding, Loevner Funds, Inc. (the “Fund”)

Supplement dated June 30, 2020 to the

Summary Prospectuses for Global Equity Portfolio

(Institutional Class, Institutional Class Z and Advisor Class)

Summary Prospectuses for Institutional Emerging Markets Portfolio

(Institutional Class and Institutional Class Z) and Emerging Markets Portfolio

(Advisor Class)

Prospectus for Individual Investors, Prospectus for Institutional Investors and Prospectus for

Institutional Investors – Institutional Class Z, each dated February 28, 2020, as supplemented (the

“Prospectuses”)

**

The following two changes are effective immediately:

1. The following replaces the “Management—Portfolio Managers” section of each Summary Prospectus and Prospectus for the Institutional Emerging Markets Portfolio and the Emerging Markets Portfolio:

Portfolio Managers

Scott Crawshaw, Craig Shaw, Pradipta Chakrabortty, and Richard Schmidt serve as the portfolio managers of the Institutional Emerging Markets Portfolio. Mr. Crawshaw has held his position since June 2014, Mr. Shaw has held his position since December 2006, Mr. Chakrabortty has held his position since January 2015, and Mr. Schmidt has held his position since December 2011. Messrs. Crawshaw and Shaw are the co-lead portfolio managers.

2. The fourth paragraph in the “Management of the Fund—Portfolio Management” section of each of the Prospectuses is hereby deleted.

The following two changes are effective as of December 31, 2020 (and not prior to that date):

1. The “Management—Portfolio Managers” section of each Summary Prospectus and Prospectus of the Global Equity Portfolio is deleted and replaced with the following:

Portfolio Managers

Peter Baughan, Scott Crawshaw, Jingyi Li, Christopher Mack, and Richard Schmidt serve as the portfolio managers of the Global Equity Portfolio. Mr. Baughan has held his position since February 2003, Mr. Crawshaw has held his position since January 2018, Mr. Li has held his position since February 2019, Mr. Mack has held his position since June 2014 and Mr. Schmidt has held his position since February 2015. Messrs. Baughan and Li are the co-lead portfolio managers.

2. The paragraph relating to Ferrill Roll in the “Management of the Fund—Portfolio Management” section of each of the Prospectuses is hereby replaced with the following:

Ferrill Roll, CFA has been a co-lead portfolio manager since 2001, an analyst since 1996, Co-Chief Investment Officer from 2016 to 2020 and Chief Investment Officer effective December 31, 2020. As an analyst, he focuses on financials companies. Mr. Roll graduated from Stanford University in 1980 and joined Harding Loevner in 1996. Mr. Roll serves as a co-lead portfolio manager for the International Equity Portfolio.

Investors Should Retain this Supplement for Future Reference.